Net fee and commission income (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net fee And Commission Income [Line Items]
Fee And Commission Income Expense	$ 21,570	$ 18,966	$ 22,387
Increase / (decrease) of net fee and commission income	2,604
Credit Suisse
Net fee And Commission Income [Line Items]
Fee And Commission Income Expense	3,010
Credit Suisse
Net fee And Commission Income [Line Items]
Accretion of purchase price allocation (PPA) adjustments included in Other	$ 747